Material Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2026
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Summary of Estimated Useful Lives of Property Plant and Equipment

Tooling	3 to 7 years
Equipment	3 to 20 years
Building	10 to 60 years

Summary of Estimated Useful Lives Intangible Assets

Software and licences	3 to 5 years
Patents	10 years
Dealer networks	5 to 20 years
Customer relationships	10 to 15 years